FINANCIAL RISK MANAGEMENT - INTEREST RISK (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Amount of funding	$ 6,661.2	$ 6,236.0
Interest risk
FINANCIAL RISK MANAGEMENT
Duration of the loans	1 month	1 month	3 months
Debt portfolio at fixed rate (in percent)	10.00%	2.00%	2.00%
Percentage of strengthening of the euro (in percent)	1.00%
Percentage of weakening of the euro (in percent)	1.00%
Position of Statement of shareholders' equity (deficit)	$ 552.5
Increase (decrease) in Statement of shareholders' equity (deficit), due to reasonably possible increase in interest rates	2.3
Position of Statement of loss	5,795.0	$ 5,967.1	$ 6,004.3
Increase (decrease) in Statement of loss, due to reasonably possible increase in interest rates	(51.7)	(52.5)	(48.5)
Position of Statement of loss due to ineffective Other interest rate derivatives	110.5	106.7	113.3
Increase (decrease) in Statement of loss due to ineffective Other interest rate derivatives, due to reasonably possible increase in interest rates	$ 1.4	$ 1.9	$ 3.9
Effective interest rate of debt (in percent)	6.20%	4.00%	4.20%
Average interest rate of interest-bearing debt (in percent)	6.30%	4.00%	3.60%
Interest risk | USD LIBOR linked external short term loans
FINANCIAL RISK MANAGEMENT
Amount of funding		$ 155.0